Commitments and contingencies (Details Narrative)		1 Months Ended		6 Months Ended
	Feb. 06, 2023 USD ($)	Jun. 27, 2024	Sep. 28, 2023 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)
Raza Bokhari [Member]
Statement [Line Items]
Severance And Damages Amount					$ 30,200,000
Legal expenses			$ 165,000
Description of granted judgement		the US District Court for the Eastern District of Pennsylvania confirmed FSD Pharma’s motion for entry of judgement and granted judgement in favor of FSD Pharma Inc of approximately USD 3 million
Awarded additional costs in light by court	$ 5,000
GBB Drink Lab, Inc [Member]
Statement [Line Items]
Description related to court dispute				GBB Drink Lab, Inc. (“GBB”) has filed a complaint with the United States District Court of Southern District of Florida, Fort Lauderdale Division against FSD Biosciences, Inc. and FSD Pharma, Inc. claiming a material breach of a mutual non-disclosure agreement and misappropriation of trade secrets, which GBB claims has and continues to cause irreparable harm, valued, as of August 30, 2022 (prior to the misappropriation and material breach) at $53,047,000	GBB Drink Lab, Inc. (“GBB”) has filed a complaint with the United States District Court of Southern District of Florida, Fort Lauderdale Division against FSD Biosciences, Inc. and FSD Pharma, Inc. claiming a material breach of a mutual non-disclosure agreement and misappropriation of trade secrets, which GBB claims has and continues to cause irreparable harm, valued, as of August 30, 2022 (prior to the misappropriation and material breach) at $53,047,000
Lucid Ms And Lucid Psych Member
Statement [Line Items]
License Maintenance Fee				$ 100,000
Lucid Ms And Lucid Psych Top Member
Statement [Line Items]
License Maintenance Fee				$ 12,500,000
CEO
Statement [Line Items]
Severance And Damages Amount					$ 30,200,000
Punitive Damages Amount					$ 500,000